Segment Information, Information by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Sales to external customers by geographic region [Abstract]
Sales	$ 286,890	$ 269,546	$ 243,301
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	39,364	44,310
Intangible assets	21,654	29,866
Goodwill	38,648	39,892	35,077
United States [Member]
Sales to external customers by geographic region [Abstract]
Sales	106,607	100,225	97,186
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	7	1,677
Intangible assets	0	435
Goodwill	0	13,327
Canada [Member]
Sales to external customers by geographic region [Abstract]
Sales	15,913	18,425	22,586
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	29,517	32,107
Intangible assets	5,675	5,668
Goodwill	17,487	4,481
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	21,391	16,743	14,951
Americas [Member]
Sales to external customers by geographic region [Abstract]
Sales	143,911	135,393	134,723
Europe, Middle-East and Africa [Member]
Sales to external customers by geographic region [Abstract]
Sales	92,723	84,677	62,101
Finland [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	331	473
Intangible assets	446	380
Goodwill	8,547	8,704
France [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	1,896	2,401
Intangible assets	12,788	19,330
Goodwill	5,600	5,909
United Kingdom [Member]
Sales to external customers by geographic region [Abstract]
Sales	16,438	17,508	11,799
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	640	755
Intangible assets	2,706	4,005
Goodwill	7,014	7,471
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	76,285	67,169	50,302
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	57	54
Intangible assets	0	0
Goodwill	0	0
India [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	4,249	4,021
Intangible assets	23	28
Goodwill	0	0
China [Member]
Sales to external customers by geographic region [Abstract]
Sales	27,620	20,724	22,312
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	2,667	2,822
Intangible assets	16	20
Goodwill	0	0
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	22,636	28,752	24,165
Asia Pacific [Member]
Sales to external customers by geographic region [Abstract]
Sales	$ 50,256	$ 49,476	$ 46,477